Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2026
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 7:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	A guarantee in the amount of $4,133 was issued by a bank to secure rent payments.

b.	The Company has received royalty-bearing grants from the IIA to finance its research and development programs in Israel, through which the Company received IIA participation payments in the aggregate amount of $5,533 through June 30, 2026. If income is generated from a funded research program, the Company is committed to pay royalties at a rate of 3% of future revenue arising from such research program, and up to a maximum of 100% of the amount received, linked to the U.S. dollar (for grants received under programs approved until December 31, 2023, the maximum to be repaid is 100% plus interest at LIBOR, and from January 1, 2024, the 12 month Term SOFR interest).

In addition, under the intellectual property purchase agreement with Althera, the Company assumed all of Althera’s liabilities towards the IIA totaling $474 of royalty-bearing grants received by Althera (plus accrued interest). The Company’s total contingent liability to the IIA at June 30, 2026, including royalty-bearing grants received by the Company, grants assumed from Althera and the associated interest accrued on all such grants, was $7,807.

c.	Under the February 2, 2016 intellectual property purchase agreement with Althera, the Company is obligated to pay Althera a fixed rate of 2% (plus VAT) of Company’s future gross revenues (as defined in the agreement) that are derived from the purchased intellectual property, up to a maximum amount of $1,500 (plus VAT), in the aggregate, with the potential to set off against certain payments made by the Company to the IIA.

d.	The Company also entered into intellectual property agreements with Ramot at Tel Aviv University Ltd., the technology transfer company of Tel Aviv University (“Ramot”) on April 21, 2016 and July 14, 2016, all as amended on May 5, 2019, pursuant to which the Company is obligated to pay Ramot a fixed royalty of 2.5% on net sales of all of the Company’s products (as defined in the agreement) by the Company and its affiliates, with no set maximum. The royalty will be payable as of the first commercial sale (as defined in the agreement), until the later of: 15 years; or until the last to expire of the patents or patent applications from research developed at Tel Aviv University and assigned to the Company, on a country-by-country, product-by-product basis. The Company is also obligated to pay a 7% royalty (and in no event less than 0.65% of the net sales of Company products sold by the Company’s licensees in a given year) on any royalties or revenues received by the Company from its licensees.

e.	Under an Operations Partner Agreement between the Company and services provider HekaBio K.K. of May 21, 2019, the Company makes certain payments to HekaBio K.K. in exchange for consulting and administrative services in Japan, as well as payments upon the achievement of certain clinical and regulatory milestones. In February 2026, on the basis of a clinical trial completed in Japan as well as data collected elsewhere in the world, the Company received shonin pre-market approval of Alpha DaRT for use in patients with unresectable locally advanced or locally recurrent head & neck cancer, from Japan’s Ministry of Health, Labour and Welfare. As part of the approval, the Company must conduct a post-market surveillance (PMS) study enrolling 66 patients in total at five selected leading clinical centers in Japan. In March 2026, the Company entered into a commercial agreement with HekaBio K.K. related to the distribution of the Alpha DaRT in Japan, providing for terms related to the roles and responsibilities of each party as well as defining a split of potential revenues and liabilities, with a focus on treating patients under the pre-market approval in the context of the PMS study. The agreement can be terminated with 90 days’ notice.

f.	On November 18, 2018 and July 29, 2019, the Company entered into research and license agreements with BGN Technologies, the technology transfer company of Ben Gurion University (“BGN”), further amended on May 12, 2021, wherein the Company will wholly own any intellectual property that is developed jointly by Ben Gurion University and others (including the Company), and BGN will receive 0.75% royalties on all sales of the Company’s alpha radiation products, net of certain deductions and irrespective of the intellectual property underlying such sales, or 1.5% royalties on sales of products that contain intellectual property owned by Ben Gurion University, net of certain deductions. BGN will receive 4% of license revenues (as defined in the agreements) that relate to jointly developed intellectual property, and 8% of license revenues that relate to intellectual property developed solely by Ben Gurion University. The parties also agreed that the Company will continue to conduct research at Ben Gurion University for as long as the researchers wish to, and the parties have agreed on a research budget in good faith.

g.	On December 1, 2020, the Company entered into a clinical trial agreement with Cambridge University Hospitals NHS Trust, wherein Cambridge will receive 5% of any marginal increase in the Company’s net sales (all as defined in the agreement) generated on account of any patent or patent claim granted from the research performed in such trial, and 2% of the Company’s net sales (minus the aforementioned marginal increase payment) received for the treatment of Squamous Cell Carcinoma of the vulva, for three years from the date of first sale, world-wide.

h.	On August 16, 2022, the Company entered into a collaboration agreement with MIM Software, Inc. (“MIM”) to provide treatment planning software for clinical sites using the Alpha DaRT therapy. Under the terms of the agreement, the parties will collaborate on the use of MIM’s software suite, including MIM Symphony® and MIMcloud®, for development of new features and support for the Alpha DaRT across multiple potential indications, integration into all clinical trials involving the Alpha DaRT, and bundling the MIM software with the Alpha DaRT for future commercial sales in territories where the Alpha DaRT and MIM’s software are both approved. The agreement contemplates certain payments to MIM to be agreed between the parties upon initiating certain workstreams, as well as payments to MIM upon commercial sale of the Alpha DaRT bundled with MIM’s software products.

i.	On April 24, 2025, the Company entered into a Strategic IR/PR Services Agreement (the “Agreement”) with Oramed Ltd. (“Oramed”), a related party, pursuant to which Oramed was engaged on a non-exclusive basis to provide the Company with comprehensive strategic investor relations and public relations management services in territories including the United States, Israel and South Korea.

As consideration for the services under the Agreement, the Company agreed to pay Oramed $3,000, consisting of a $500 upfront payment and five semiannual installments of $500 each. The Company also agreed to issue warrants to Oramed as detailed below in Note 8b.

j.	On June 2, 2026, the Company, together with ATM Inc., entered into a collaboration agreement and a supply agreement with Tolmar International Ltd. (“Tolmar”) (together the “Tolmar Agreements”). Pursuant to the Tolmar Agreements, the Company granted Tolmar exclusive U.S. commercialization rights for Alpha DaRT for prostate cancer.

The Company granted Tolmar an option to expand into bladder cancer, subject to additional terms and payments, including a $5,000 payment to Alpha Tau to be used for expanding the Company’s manufacturing capabilities for Alpha DaRT, as well as a further securities purchase as described further in Note 8. The Company also granted Tolmar the right to negotiate commercial rights in certain geographies in Central America and South America and to negotiate commercial rights to certain new products developed by the Company. Unless terminated earlier, the Tolmar Agreements will expire in 20 years following the first commercial sale of Alpha DaRT for prostate cancer in the U.S., subject to the terms and conditions of the Collaboration Agreement. For more information, see Note 12.